Document And Entity Information	12 Months Ended
Mar. 31, 2023 shares
Document Information [Line Items]
Entity Central Index Key	0001807983
Entity Registrant Name	Medicenna Therapeutics Corp.
Amendment Flag	false
Current Fiscal Year End Date	--03-31
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2023
Document Type	20-F
Document Annual Report	true
Document Period End Date	Mar. 31, 2023
Document Transition Report	false
Entity File Number	001-39458
Entity Incorporation, State or Country Code	CA
Entity Address, Address Line One	2 Bloor St. W., 7th Floor
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Postal Zip Code	M4W 3E2
Entity Address, Country	CA
Title of 12(b) Security	Common Shares
Trading Symbol	MDNA
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	69,637,469
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Entity Shell Company	false
Document Accounting Standard	International Financial Reporting Standards
Document Shell Company Report	false
Document Registration Statement	false
Auditor Name	PricewaterhouseCoopers LLP
Auditor Location	Oakville, Canada
Auditor Firm ID	2020
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	2 Bloor St. W., 7th Floor
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Postal Zip Code	M4W 3E2
City Area Code	416
Local Phone Number	648-5555
Contact Personnel Name	Elizabeth Williams, Chief Financial Officer